Shareholders' Equity - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 05, 2018	Jun. 22, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation			$ 2,231,000	$ 1,783,000	$ 1,394,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 5,000	$ 99,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			54,316	41,462		78,750
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
At-The-Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Amount Of Shares To Be Issued							$ 35,000,000
Incentive Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			670,101
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.00%	0.00%	0.00%
Risk-free interest rate, minimum			1.61%	2.67%	1.94%
Risk-free interest rate, maximum			2.43%	3.01%	2.08%
Volatility rate, minimum			87.00%	78.00%	75.00%
Volatility rate, maximum			95.00%	92.00%	80.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			38,637	38,637
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			6 years 4 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				7 years 3 months 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 3,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				$ 5,800,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 5,500,000	$ 6,500,000	$ 3,100,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years 10 months 24 days	3 years 1 month 6 days	1 year 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 4.85	$ 8.19	$ 4.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			1,179,398	1,550,612
Allocated Share-based Compensation Expense			$ 2,200,000	$ 1,800,000	$ 1,400,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross			54,316	41,462
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life			5 years	5 years	5 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life			6 years 3 months	6 years 3 months	6 years 3 months
Employee Stock Option And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			2,773	13,869
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation			$ 70,000	$ 94,000	$ 105,000
Registered Direct Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues	$ 1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,000,000
Shares Issued, Price Per Share	$ 6.00
Proceeds from Issuance of Common Stock	$ 5,960,000
Underwritten Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		5,000,000
Shares Issued, Price Per Share		$ 15.00
Proceeds from Issuance of Common Stock		$ 70,300,000
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			120,466	434,498
Ordinary shares [Member] | Stifel Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			863,545
Stock Issued During Period, Value, New Issues			$ 8,600,000